UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05833

T. Rowe Price Global Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual REPORT
October 31, 2023
Institutional International
Disciplined Equity Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Institutional International Disciplined Equity Fund
HIGHLIGHTS
International stocks rose in the 12 months ended October 31, 2023, as signs of easing inflation in many markets raised hopes that global central banks were nearing an end to their tightening cycles, though concerns about higher-for-longer rates and China’s growth slowdown spurred declines in the final months of the period.
The Institutional International Disciplined Equity Fund recorded a double-digit gain over its fiscal year and outperformed the MSCI EAFE
Index Net.
Health care and consumer staples were the largest overweight sectors at fiscal year-end, while industrials and business services was the most underweight sector.
Financial markets were quick to price in a negative outlook toward our fiscal year-end, but we believe that markets may prove to be surprisingly resilient in the near term, barring a deep recession.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.
com/personal-investing/help/fees-and-minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Institutional International Disciplined Equity Fund
Market Commentary

Dear Investor
Most major global stock and bond indexes produced positive
results during your fund’s fiscal year, the 12-month period
ended October 31, 2023, although a downturn over the past
six months offset some of the strong gains recorded in the
first half of the period. Global economies managed to avoid
the recession that was widely predicted at the start of 2023, but signs that central banks might need to keep interest
rates higher for longer than previously expected weighed on
market sentiment.
Growth stocks outperformed value shares over the 12-month
period, and stocks in developed markets generally outpaced
their counterparts in emerging markets. Currency movements
were mixed over the period, although a weaker dollar versus
major European currencies was beneficial for U.S. investors in
European securities.
Technology companies benefited from investor enthusiasm
for artificial intelligence developments and produced some
of the strongest results in the equity market. Within the S&P
500 Index, the communication services and information
technology sectors were lifted by the rally in tech-related
companies and recorded significant gains. The financials
sector partly recovered from the failure of three large regional banks during the period but still finished in negative territory.
Corporate fundamentals were broadly supportive. Although
year-over-year earnings growth contracted in the first and
second quarters of 2023, results were better than expected, and preliminary estimates pointed to a resumption of growth in
the third quarter.
The U.S. economy was the strongest among the major markets
during the period, with gross domestic product growth coming in at 4.9% in the third quarter’s initial estimate, the highest since the end of 2021. Growth in Europe and Japan was more
sluggish, and China’s economy was beset by worries about its property sector after an initial boost from its decision at the end of 2022 to lift most of its pandemic-related restrictions.
A protracted debt ceiling standoff in the U.S., the ongoing
conflict between Ukraine and Russia, and the outbreak of war in the Middle East following the attack on Israel by Hamas
produced headwinds for markets at various times.
Investors also remained focused on inflation as price increases moderated but remained well above the Federal Reserve’s 2%
target. In response, the Fed continued to raise its short-term lending benchmark rate, lifting it to a target range of 5.25% to
5.50% by the end of July, the highest level since March 2001.
U.S. Treasury yields increased as the Fed tightened monetary policy and investors priced in the possibility that the
central bank may have to keep rates higher for longer than
previously anticipated. In addition, Treasuries were pressured by Fitch Ratings’ decision to downgrade the credit rating
of U.S. government debt from the highest level, AAA, to
AA+ along with expectations for higher levels of borrowing
by the Treasury Department. The yield on the benchmark
10-year Treasury note briefly reached 5.00% in October for
the first time since late 2007 before falling back to 4.88%
by period-end.
Increasing yields over the past six months led to weak results across most of the fixed income market, although high yield
bonds, which are less sensitive to rising rates, held up relatively well as default rates remained low by historical standards.
Global economies and markets showed surprising resilience in
2023, but considerable uncertainty remains as we look ahead
to 2024. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will
continue to use fundamental research to identify securities that have the potential to add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Institutional International Disciplined Equity Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term growth of capital through
investments in stocks of non-U.S. companies.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Institutional International Disciplined Equity Fund
returned 14.74% in the 12 months ended October 31, 2023.
The fund outperformed the MSCI EAFE Index Net, which
returned 14.40%, and the Lipper International Multi-Cap Core
Funds Average, which returned 13.72%. (Returns for the
Advisor and I Class shares will vary due to their different fee structures. Past performance cannot guarantee future results .)
What factors influenced the fund’s performance?
Industrials and business services stocks added the most to
relative returns thanks to positive selection, led by our position in Rolls-Royce. Shares of the UK aerospace and defense
company roughly doubled over our fiscal year as its business rebounded from the coronavirus pandemic and its financial
performance improved under a new chief executive who
implemented an extensive turnaround of the company shortly
after taking over in January. Mitsubishi, Japan’s largest trading company, was another key contributor in industrials after it announced record net profit for the fiscal year ended in March and a substantial share buyback plan. Communication services companies helped relative performance owing to favorable
stock selection and an underweight to the sector, which lagged the benchmark. Millicom International, a Latin American
telecommunications operator, was a large contributor to
relative returns amid reports of takeover interest from several private investors. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Turning to detractors, financial stocks detracted the most from relative performance due to negative stock selection, led by positions in European investment companies Groupe Bruxelles
Lambert (GBL), HAL Trust, and Wendel, all of which lagged
the financials sector’s stronger return. GBL and HAL Trust
detracted after each reported disappointing earnings in their underlying portfolio companies, while Wendel
underperformed as investors retreated from smaller-cap
companies over the period. Consumer staples weighed on
relative performance owing to adverse stock selection and an overweight to the sector, which underperformed the
benchmark. Barry Callebaut, a Switzerland-based chocolate
and cocoa products manufacturer, hurt relative returns after the company reported a drop in sales volume for the first nine months of the year as food inflation curbed discretionary
spending.
How is the fund positioned?
The Institutional International Disciplined Equity Fund seeks to own mispriced, quality companies outside the U.S. that offer a compelling combination of business fundamentals, earnings
growth potential, and relative valuation. Country positioning is driven by bottom-up stock selection based on the
fundamental research performed by T. Rowe Price’s equity
analyst team but is also influenced by top-down views. Health care and consumer staples, both defensive areas that we believe will maintain reasonable topline growth and pricing power,
were the largest overweight sectors at fiscal year-end.
Conversely, industrials and business services followed by
consumer discretionary were the most underweight sectors.
Financials was the fund’s largest sector in absolute terms and a modest overweight versus the benchmark at period-end. Our
holdings are concentrated in the financial services industry through positions in European financial conglomerates,
including Brussels-based Groupe Bruxelles Lambert, Dutch
investment company HAL Trust, and Sweden’s L E
Lundbergforetagen (Lundbergs) and Investor. Our financials
allocation rose in our fiscal year’s second half following two large purchases. We started a position in Lloyds Banking
Group, a leading UK retail bank that is positioned for
improved earnings growth as mortgage demand recovers and
incomes stabilize in Britain, where high inflation and
aggressive interest rate hikes have sparked a cost-of-living crisis starting in late 2021. We also initiated Hiscox, a
Bermuda-headquartered nonlife insurer whose various
business units are benefiting from growth tailwinds that we
believe are underappreciated by the market.
Health care was the second-largest allocation in absolute terms and the largest overweight sector against the benchmark. Our health care holdings are focused on large-cap pharmaceuticals companies, anchored by our core positions in Swiss drugmaker
Roche and France’s Sanofi. We also maintained exposure to the health care equipment and supplies industry through
investments such as UK medical device maker Smith &
Nephew and France’s EssilorLuxottica, the world’s leading
eyewear company. One of our largest trades in health care in the period’s second half was starting a position in Japanese medical technology company Olympus. Shares of Olympus,
the world’s leading gastrointestinal endoscopes maker, have
lagged Japan’s stock market after the company received
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/23 6 Months 12 Months
Institutional International Disciplined
Equity Fund -9.70% 14.74%
MSCI EAFE Index Net -7.88 14.40
Lipper International Multi-Cap Core
Funds Average -6.81 13.72

T. ROWE PRICE Institutional International Disciplined Equity Fund

warning letters from U.S. regulators for violating medical
device reporting requirements, in addition to other company-
specific setbacks. However, we think that management is
taking the right steps to resolve the regulatory issues and that
Olympus can deliver better-than-expected earnings in the
coming years driven by new product launches.
Industrials and business services was the largest underweight sector at fiscal year-end despite representing a sizable
allocation on an absolute basis. Our holdings are mostly
industrial conglomerates such as Germany’s Siemens, Hong
Kong-based CK Hutchison, and UK engineering company
Smiths Group, though we maintained a modest overweight to
electrical equipment names through our positions in
Mitsubishi Electric and Schneider Electric. Major trades in the past six months included eliminating our holding in Knorr-
Bremse, a German manufacturer of brakes and safety systems
for trains and commercial vehicles, due to our concerns about the company’s limited near-term growth catalysts and
significant exposure to China. We also eliminated Japanese
trading company Mitsubishi, whose shares rose to a record in
May after it announced a large share buyback plan. Although
Japan’s trading companies have benefited from surging
commodity prices and the weak yen, we reasoned that an
eventual commodity prices downturn would weigh on
earnings for Mitsubishi, whose commodities exposure is
higher than most of its peers. Our exposure to the machinery and trading companies fell to zero following these trades,
allowing us to fund higher-conviction names in the sector. We started a new position in Smiths Group, whose products range from oil pipeline seals to airport security scanners. Despite underperforming its peers over many years, Smiths Group has
a portfolio of solid assets and strong growth tailwinds in
several end markets, and we think it is positioned for a
turnaround under a new chief executive who took over in
2021.
What is portfolio management’s outlook?
International stock markets appear to be trying to decide
whether the global economy will fall into a recession in the near term. Countervailing forces (i.e., higher interest rates, souring consumer confidence, and sagging purchasing
managers indexes on the one hand and a resilient labor
market, moderating core inflation in the U.S., a better
commodity price environment, and improved third-quarter
earnings on the other) have made that call increasingly
challenging. Valuations appear to be pricing in a soft landing with greater certainty. However, we would caution against
dismissing the possibility that central banks keep rates higher for longer, something that is not currently priced into stocks.
As active managers, we believe that bottom-up stock picking is more important than making the correct macro bet for long-
term investing success, particularly in times of high
uncertainty. But we also think that investors should “mind the gap” in the inverted Treasury yield curve (a closely watched barometer of recession risk) and other distress signals (e.g., deteriorating credit conditions for banks and the risk of U.S.
consumers faltering).
SECTOR DIVERSIFICATION
Percent of Net Assets
4/30/23 10/31/23
Financials 18.3% 19.7%
Health Care 15.7  16.4
Consumer Staples 11.4  12.9
Industrials and Business Services 13.2  12.2
Consumer Discretionary 9.1  8.6
Materials 8.4  8.4
Information Technology 4.8  5.4
Utilities 3.1  3.6
Energy 2.9  3.4
Real Estate 3.5  1.9
Communication Services 2.3  1.0
Other and Reserves 7.3  6.5
Total 100.0% 100.0%
Historical weightings reflect current industry/sector classifications.

T. ROWE PRICE Institutional International Disciplined Equity Fund

We are committed to executing our disciplined investment
strategy and remain focused on exploiting opportunities
created by the market’s inefficiencies. Our view that
fundamentally sound, low-beta stocks can buck the trend of an overall market derating is unchanged. We continue to apply a disciplined, absolute valuation framework—underpinned by
bottom-up stock selection, fundamental research, and an
awareness of macro conditions—in our pursuit of generating
strong, risk-adjusted performance for our shareholders.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Institutional International Disciplined Equity Fund

PRINCIPAL RISKS
International investing. Investing in the securities of non-U.S.
issuers involves special risks not typically associated with investing in U.S. issuers. Non-U.S. securities tend to be more volatile and have lower overall liquidity than investments in
U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any
investments in emerging markets, which are susceptible to
greater volatility than investments in developed markets.
Market conditions. The value of the fund’s investments may
decrease, sometimes rapidly or unexpectedly, due to factors
affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions,
inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus
pandemic and related governmental and public responses.
Certain events may cause instability across global markets,
including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions,
countries, sectors, and industries more significantly than
others. Government intervention in markets may impact
interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market
value due to short-term market movements or for significantly longer periods during more prolonged market downturns.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in
this report was supplied by Lipper, a Refinitiv Company,
subject to the following: Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of
Lipper content is expressly prohibited without the prior
written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: MSCI and its affiliates and third-party sources and
providers (collectively, “MSCI”) makes no express or implied warranties or representations and shall have no liability
whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a
basis for other indices or any securities or financial products.
This report is not approved, reviewed, or produced by MSCI.
Historical MSCI data and analysis should not be taken as an
indication or guarantee of any future performance analysis,
forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
TWENTY-FIVE LARGEST HOLDINGS
Company Country
Percent of
Net Assets
10/31/23
Groupe Bruxelles Lambert Belgium 2.0%
Nestle Switzerland 2.0
Roche Holding Switzerland 2.0
Euronext France 1.8
TotalEnergies France 1.7
ASML Holding Netherlands 1.7
Shell United Kingdom 1.6
Siemens Germany 1.6
Smith & Nephew United Kingdom 1.6
Cie Financiere Richemont Switzerland 1.6
Barry Callebaut Switzerland 1.5
Shimano Japan 1.5
HAL Trust Netherlands 1.5
Amadeus IT Group Spain 1.5
Kao Japan 1.5
Volkswagen Germany 1.4
Unilever United Kingdom 1.4
Smiths Group United Kingdom 1.4
Heineken Netherlands 1.4
Eurofins Scientific France 1.4
Suntory Beverage & Food Japan 1.4
Investor Sweden 1.4
L E Lundbergforetagen Sweden 1.4
Sanofi France 1.4
Industrivarden Sweden 1.4
Total 39.1%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Institutional International Disciplined Equity Fund

GROWTH OF $1 MILLION
This chart shows the value of a hypothetical $1 million investment in the fund over the past 10 fiscal year periods or since inception
(for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INSTITUTIONAL INTERNATIONAL
DISCIPLINED EQUITY FUND
AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs:
(1) transaction costs, such as redemption fees or sales loads, and
(2) ongoing costs, including management fees, distribution and service
(12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
INSTITUTIONAL INTERNATIONAL
DISCIPLINED EQUITY FUND
Periods Ended 10/31/23 1 Year 5 Years 10 Years
Institutional International
Disciplined Equity Fund 14.74% 3.82% 3.52%
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.
Institutional International Disciplined Equity Fund 0.78%
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.
Beginning
Account
Value
5/1/23
Ending
Account
Value
10/31/23
Expenses
Paid During
Period*
5/1/23 to
10/31/23
Actual $1,000.00 $903.00 $3.60
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,021.42   3.82
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.75%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE Institutional International Disciplined Equity Fund

QUARTER-END RETURNS
Periods Ended 9/30/23 1 Year 5 Years 10 Years
Institutional International
Disciplined Equity Fund 23.29% 2.99% 4.25%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited.
Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-
end performance, please contact a T. Rowe Price representative at
1-800-638-8790.
This table provides returns net of expenses through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions.
Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Institutional International Disciplined Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 9.66 $ 12.67 $ 10.09 $ 11.52 $ 12.04
Investment activities
Net investment income
(1)(2)
0.25 0.21 0.17 0.21 0.24
Net realized and unrealized gain/loss 1.17 (2.84) 2.73 (1.22) 1.11
Total from investment activities 1.42 (2.63) 2.90 (1.01) 1.35
Distributions
Net investment income (0.09) (0.16) (0.20) (0.28) (0.42)
Net realized gain – (0.22) (0.12) (0.14) (1.45)
Total distributions (0.09) (0.38) (0.32) (0.42) (1.87)
NET ASSET VALUE
End of period $ 10.99 $ 9.66 $ 12.67 $ 10.09 $ 11.52
Ratios/Supplemental Data
Total return
(2)(3)
14.74% (21.29)% 28.96% (9.22)% 14.09%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0.81% 0.78% 0.75% 0.75% 0.77%
Net expenses after waivers/payments by Price
Associates 0.75% 0.75% 0.75% 0.75% 0.75%
Net investment income 2.16% 1.86% 1.37% 1.99% 2.22%
Portfolio turnover rate 93.8% 78.9% 81.1% 86.0% 93.3%
Net assets, end of period (in thousands) $ 187,136 $ 248,843 $ 373,224 $ 268,221 $ 288,289
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Institutional International Disciplined Equity Fund
October 31, 2023

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.4%
Common Stocks 1.4%
BHP Group (GBP)  89,779 2,553
Total Australia (Cost
$1,031
)
2,553
BELGIUM 2.0%
Common Stocks 2.0%
Groupe Bruxelles Lambert  52,101 3,811
Total Belgium (Cost
$4,061
)
3,811
CANADA 3.5%
Common Stocks 3.5%
Brookfield  83,600 2,436
Mainstreet Equity  (1) 19,251 1,871
Power Corp. of Canada  90,400 2,178
Total Canada (Cost
$6,580
)
6,485
DENMARK 1.2%
Common Stocks 1.2%
Novozymes, Class B  49,896 2,242
Total Denmark (Cost
$2,496
)
2,242
FINLAND 1.3%
Common Stocks 1.3%
Fortum  202,952 2,410
Total Finland (Cost
$2,621
)
2,410
FRANCE 10.0%
Common Stocks 10.0%
EssilorLuxottica  12,858 2,328
Eurofins Scientific  52,593 2,668
Euronext  47,562 3,317
Sanofi  28,966 2,630
Schneider Electric  14,186 2,183
TotalEnergies  48,769 3,261
Wendel  32,399 2,427
Total France (Cost
$16,753
)
18,814
GERMANY 8.2%
Common Stocks 5.5%
BASF  55,102 2,546
Bayer  56,270 2,431
Continental  34,215 2,234
Siemens  22,492 2,985
10,196
Preferred Stocks 2.7%
Henkel  33,315 2,403
Shares $ Value
(Cost and value in $000s)
Volkswagen  25,535 2,708
5,111
Total Germany (Cost
$15,575
)
15,307
HONG KONG 2.7%
Common Stocks 2.7%
CK Hutchison Holdings  481,192 2,436
Jardine Matheson Holdings (USD)  63,200 2,561
Total Hong Kong (Cost
$6,085
)
4,997
JAPAN 19.1%
Common Stocks 19.1%
Hamamatsu Photonics  67,600 2,511
Hoshizaki  73,800 2,383
Hoya  19,300 1,858
Kao  74,400 2,714
Kirin Holdings  173,800 2,443
Mitsubishi Electric  207,100 2,375
Nippon Sanso Holdings  76,400 1,927
Nippon Telegraph & Telephone  1,663,100 1,957
Olympus  192,700 2,574
Otsuka Holdings  73,200 2,463
Shimadzu  106,600 2,521
Shimano  19,500 2,806
Sony Group  31,000 2,577
Suntory Beverage & Food  88,500 2,663
Tokyo Electron  14,600 1,929
Total Japan (Cost
$35,585
)
35,701
NETHERLANDS 8.2%
Common Stocks 8.2%
ASML Holding  5,254 3,158
DSM-Firmenich  22,212 2,014
EXOR  29,436 2,526
HAL Trust  24,817 2,795
Heineken  29,702 2,669
Koninklijke Philips  (1) 112,272 2,136
Total Netherlands (Cost
$12,949
)
15,298
NORWAY 1.1%
Common Stocks 1.1%
Storebrand  247,685 2,068
Total Norway (Cost
$2,009
)
2,068
PHILIPPINES 1.4%
Common Stocks 1.4%
Ayala  241,410 2,581
Total Philippines (Cost
$3,400
)
2,581

T. ROWE PRICE Institutional International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
SPAIN 2.7%
Common Stocks 2.7%
Amadeus IT Group  47,923 2,735
Iberdrola  206,836 2,301
Total Spain (Cost
$4,671
)
5,036
SWEDEN 4.2%
Common Stocks 4.2%
Industrivarden, Class C  101,596 2,620
Investor, Class B  144,877 2,660
L E Lundbergforetagen, Class B  64,623 2,639
Total Sweden (Cost
$6,121
)
7,919
SWITZERLAND 8.4%
Common Stocks 8.4%
Barry Callebaut  1,889 2,864
Cie Financiere Richemont  24,955 2,944
Nestle  34,185 3,687
Novartis  27,562 2,580
Roche Holding  14,210 3,662
Total Switzerland (Cost
$13,801
)
15,737
UNITED KINGDOM 18.1%
Common Stocks 18.1%
Anglo American  101,336 2,582
Diageo  54,463 2,059
Experian  85,631 2,598
Great Portland Estates  347,291 1,649
GSK  134,259 2,393
Hiscox  221,050 2,524
HSBC Holdings  316,840 2,288
Lloyds Banking Group  5,173,890 2,518
Shares $ Value
(Cost and value in $000s)
Mondi  116,590 1,886
National Grid  177,404 2,115
Shell  93,547 3,015
Smith & Nephew  264,637 2,962
Smiths Group  137,264 2,692
Unilever (EUR)  57,013 2,697
Total United Kingdom (Cost
$35,309
)
33,978
UNITED STATES 1.5%
Exchange-Traded Funds 1.5%
iShares MSCI EAFE ETF  (2) 41,800 2,797
Total United States (Cost
$2,861
)
2,797
SHORT-TERM INVESTMENTS 3.3%
Money Market Funds 3.3%
T. Rowe Price Government Reserve
Fund, 5.42%  (3)(4) 6,161,983 6,162
Total Short-Term Investments
(Cost $6,162) 6,162
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve
Fund, 5.42%  (3)(4) 388,169 388
Total Investments in a Pooled Account through
Securities Lending Program with JPMorgan Chase
Bank 388
Total Securities Lending Collateral
(Cost $388) 388
Total Investments in Securities
98.5% of Net Assets
(Cost $178,458) $ 184,284
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 3 . All or a portion of this security is on loan at October 31, 2023.
(3) Seven-day yield
(4) Affiliated Companies
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
USD U.S. Dollar

T. ROWE PRICE Institutional International Disciplined Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 427++
Totals $ —# $ — $ 427+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
10/31/23
T. Rowe Price Government Reserve Fund, 5.42% $ 16,332  ¤   ¤ $ 6,550
Total $ 6,550^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $427 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $6,550.

T. ROWE PRICE Institutional International Disciplined Equity Fund
October 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $178,458) $ 184,284
Receivable for investment securities sold 1,345
Dividends receivable 238
Foreign currency (cost $88) 87
Receivable for shares sold 54
Due from affiliates 1
Other assets 2,546
Total assets 188,555
Liabilities
Payable for investment securities purchased 679
Obligation to return securities lending collateral 509
Investment management fees payable 105
Payable for shares redeemed 78
Other liabilities 48
Total liabilities 1,419
NET ASSETS $ 187,136
Net Assets Consist of:
Total distributable earnings (loss) $ (9,695)
Paid-in capital applicable to 17,021,943 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 196,831
NET ASSETS $ 187,136
NET ASSET VALUE PER SHARE $ 10.99

T. ROWE PRICE Institutional International Disciplined Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $606) $ 6,180
Securities lending 35
Total income 6,215
Expenses
Investment management 1,391
Shareholder servicing 2
Prospectus and shareholder reports 18
Custody and accounting 215
Legal and audit 49
Registration 40
Proxy and annual meeting 4
Directors 1
Miscellaneous 13
Waived / paid by Price Associates (129)
Total expenses 1,604
Net investment income 4,611
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities 9,278
Foreign currency transactions 14
Net realized gain 9,292
Change in net unrealized gain / loss
Securities 23,226
Other assets and liabilities denominated in foreign currencies 182
Change in net unrealized gain / loss 23,408
Net realized and unrealized gain / loss 32,700
INCREASE IN NET ASSETS FROM OPERATIONS
$ 37,311

T. ROWE PRICE Institutional International Disciplined Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . . . .
10/31/23 10/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 4,611 $ 5,991
Net realized gain (loss) 9,292 (13,402)
Change in net unrealized gain / loss 23,408 (67,869)
Increase (decrease) in net assets from operations 37,311 (75,280)
Distributions to shareholders
Net earnings (1,762) (11,465)
Capital share transactions
*
Shares sold 25,765 59,703
Distributions reinvested 1,518 10,305
Shares redeemed (124,539) (107,644)
Decrease in net assets from capital share transactions (97,256) (37,636)
Net Assets
Decrease during period (61,707) (124,381)
Beginning of period 248,843 373,224
End of period $ 187,136 $ 248,843
*Share information (000s)
Shares sold 2,258 5,139
Distributions reinvested 143 879
Shares redeemed (11,134) (9,719)
Decrease in shares outstanding (8,733) (3,701)

T. ROWE PRICE Institutional International Disciplined Equity Fund

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Global Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Institutional International Disciplined Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments in stocks of non-U.S. companies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis.  Income tax-related interest and penalties, if incurred, are recorded as income tax expense.  Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.  Dividend income and capital gain distributions are recorded on the ex-dividend date.  Non-cash dividends, if any, are recorded at the fair market value of the asset received.  Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/
loss from securities.  Distributions to shareholders are recorded on the ex-dividend date.  Income distributions, if any, are declared and paid annually.  A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in

T. ROWE PRICE Institutional International Disciplined Equity Fund

performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S.
securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the

T. ROWE PRICE Institutional International Disciplined Equity Fund

Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries.
These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated
maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2023, the value of loaned securities was $492,000; the value of cash collateral and related investments was $509,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $190,361,000 and $280,198,000, respectively, for the year ended October 31, 2023.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ 169,826 $ — $ 169,826
Exchange-Traded Funds 2,797 — — 2,797
Preferred Stocks — 5,111 — 5,111
Short-Term Investments 6,162 — — 6,162
Securities Lending Collateral 388 — — 388
Total $ 9,347 $ 174,937 $ — $ 184,284

T. ROWE PRICE Institutional International Disciplined Equity Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains.
Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital
($000s)
October 31,
2023
October 31,
2022
Ordinary income (including short-term capital gains, if any) $ 1,762 $ 11,465
($000s)
Cost of investments $ 193,831
Unrealized appreciation $ 23,792
Unrealized depreciation (33,344)
Net unrealized appreciation (depreciation) $ (9,552)
($000s)
Undistributed ordinary income $ 4,987
Net unrealized appreciation (depreciation) (9,552)
Loss carryforwards and deferrals (5,130)
Total distributable earnings (loss) $ (9,695)

T. ROWE PRICE Institutional International Disciplined Equity Fund

gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements.
To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.65% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The fund is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee and pay the fund for any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses)
that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The fund is required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2023 as indicated in the table below. Including this amount, expenses previously waived/paid by Price Associates in the amount of $242,000 remain subject to repayment by the fund at October 31, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund.
T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-
disbursing agent. For the year ended October 31, 2023, expenses incurred pursuant to these service agreements were $112,000 for Price
Associates and $2,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-
approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
Expense limitation 0.75%
Expense limitation date 02/28/25
(Waived)/repaid during the period ($000s) $(129)

T. ROWE PRICE Institutional International Disciplined Equity Fund

During the year ended October 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Institutional International Disciplined Equity Fund

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Global Funds, Inc. and
Shareholders of T. Rowe Price Institutional International Disciplined Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price
Institutional International Disciplined Equity Fund (one of the funds constituting T. Rowe Price Global Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 19, 2023
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Institutional International Disciplined Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $4,669,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
The fund will pass through foreign source income of $4,859,000 and foreign taxes paid of $446,000.

T. ROWE PRICE Institutional International Disciplined Equity Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-
nominees to serve on the Board of all Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and
Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
Votes For Votes Withheld
Melody Bianchetto 54,016,226 196,144
Mark J. Parrell 53,993,698 218,540
Kellye L. Walker 54,002,409 210,013
Eric L. Veiel 53,709,880 502,305

T. ROWE PRICE Institutional International Disciplined Equity Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

T. ROWE PRICE Institutional International Disciplined Equity Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs.
The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates, Inc. (T. Rowe
Price), and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of
Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name (Year of Birth)
Year Elected [Number of
T. Rowe Price Portfolios
Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Teresa Bryce Bazemore (1959)
2018 [209]
President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); Chief
Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director, Chimera Investment Corporation (2017 to
2021); Director, First Industrial Realty Trust (2020 to present); Director, Federal Home Loan Bank of Pittsburgh
(2017 to 2019)
Melody Bianchetto (1966)
2023 [209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan (1951)
2013 [209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chair of the Board (2016 to 2020)
and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Member,
Investment Company Institute Board of Governors (2017 to 2019); Member, Independent Directors Council
Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston Properties (2016 to
present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. (1952)
2012 [209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride (1956)
2013 [209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)
Mark J. Parrell (1966)
2023 [209]
Board of Trustees Member and Chief Executive Officer (2019 to present), President (2018 to present), Executive
Vice President and Chief Financial Officer (2007 to 2018), and Senior Vice President and Treasurer (2005 to 2007),
EQR; Member, Nareit Dividends Through Diversity, Equity & Inclusion CEO Council and Chair, Nareit 2021 Audit
and Investment Committee (2021); Advisory Board, Ross Business School at University of Michigan (2015 to 2016);
Member, National Multifamily Housing Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living, Inc. (2015 to 2017); Director, Aviv REIT,
Inc. (2013 to 2015); Director, Real Estate Roundtable and the 2022 Executive Board Nareit; Board of Directors and
Chair of the Finance Committee, Greater Chicago Food Depository
Kellye L. Walker (1966)
2021 [209]
Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive
Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020); Director,
Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.

T. ROWE PRICE Institutional International Disciplined Equity Fund

INTERESTED  DIRECTORS
(a)
OFFICERS
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
David Oestreicher (1967)
2018 [209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment
Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price
International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and
T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group,
Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal
Executive Officer and Executive Vice President, all funds
Eric L. Veiel, CFA (1972)
2022 [209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company; Vice President, Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Global Funds  Principal Occupation(s)
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President, T. Rowe Price and Price
Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments LLC and AST Investment
Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to 2022); Vice President and
Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS (to 2019)
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price Group, Inc.
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and Treasurer
Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary, T. Rowe Price; Assistant
Secretary, T. Rowe Price Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore, T. Rowe Price Investment
Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.

T. ROWE PRICE Institutional International Disciplined Equity Fund

Name (Year of Birth)
Position Held With Global Funds  Principal Occupation(s)
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company; formerly, Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Arif Husain, CFA (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Andrew J. Keirle (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Anh Lu (1968)
Vice President
Vice President, Price Hong Kong, Price International, and T. Rowe Price
Group, Inc.
Sebastien Mallet (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price Group, Inc.
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, Price International, T. Rowe Price Group, Inc.,
and T. Rowe Price Trust Company
Tobias F. Mueller, CFA (1980)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Kenneth A. Orchard (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Oluwaseun Oyegunle, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Gabriel Solomon (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Verena E. Wachnitz, CFA (1978)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice President, Price Investment
Management; Vice President, T. Rowe Price, T. Rowe Price Group, Inc.,
T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc.,
and T. Rowe Price Trust Company
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Ernest C. Yeung, CFA (1979)
Vice President
Director and Vice President, Price Hong Kong; Vice President, T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Institutional International Disciplined Equity Fund

Name (Year of Birth)
Position Held With Global Funds  Principal Occupation(s)
Ellen York (1988)
Vice President
Vice President, Price Investment Management and T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202312-3146036 E177-050 12/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$25,925	$24,349
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,584,000 and $2,760,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 19, 2023